Real Estate Owned	12 Months Ended
Dec. 31, 2012
Real Estate Owned [Abstract]
REAL ESTATE OWNED

9. REAL ESTATE OWNED

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

December 31,	2012	2011
Commercial properties	$5,382	$1,777
Residential properties	696	1,683
Bank properties	1,395	1,560

Total	$7,473	$5,020

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2012	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,777	$1,683	$1,560	$5,020
Transfers into real estate owned	6,000	315	1,365	7,680
Transfers into operations	—	—	—	—
Sale of real estate owned	(1,956)	(1,153)	(797)	(3,906)
Write down of real estate owned	(439)	(149)	(733)	(1,321)

Balance, end of year	$5,382	$696	$1,395	$7,473

During 2012, the Company transferred $7.7 million in book value of loans into real estate owned, including 23 commercial properties aggregating $6.0 million, three bank properties totaling $1.3 million, and four residential properties for $315 thousand. In 2012, the Company recorded $1.4 million of write-downs of real estate owned, including $149 thousand on the carrying value of four residential properties, $733 thousand on the carrying value of six bank properties, and $439 thousand on the carrying value of six commercial properties. There were 11 commercial properties, two bank properties and six residential properties, with carrying amounts of $2.0 million, $797 thousand and $1.2 million, respectively, sold during the year ended December 31, 2012, which resulted in a net gain of $345 thousand, which is included in real estate owned expense, net in the consolidated statements of operations. At December 31, 2012, the Company maintained 29 properties in the real estate owned portfolio, six of which are former bank branches.

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

Years Ended December 31,	2012	2011	2010
Net (gain) loss on sales of real estate	$345	$(26)	$(18)
Write-down of real estate owned	1,433	667	383
Operating expenses, net of rental income	580	545	436

Total	$2,358	$1,186	$801